FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY

As of December 31, 2022 and 2021, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$16,829,385	$—	$—	$16,829,385

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash	$1,784,938	$—	$—	$1,784,938